Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Perception Capital Corp. II
Entity Central Index Key	0001844149
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false